CONVERTIBLE DEBT OF F,G,H (Details) - USD ($)	Nov. 30, 2016	Oct. 07, 2016	Aug. 31, 2016	Aug. 05, 2016	Jan. 25, 2016
CONVERTIBLE DEBT OF F,G,H DETAILS
Issued a convertible unsecured note in the amount f,g,h		$ 108,000		$ 108,000	$ 555,000
Company issued convertible unsecured note including financing fees f,g,h		8,000		8,000	5,000
Note carries an interest rate with default rate 22% and 18% f,g,h		$ 0.1200		$ 0.1200
Note carries an Original interest discount h					50,000
Principal outstanding f	$ 108,000		$ 108,000
Principal outstanding with a fair value f	199,855		135,000
Accrued and unpaid interest f	4,154		923
Principal outstanding g	108,000
Principal outstanding with a fair value g	135,000
Accrued and unpaid interest g	1,917
Initial tranche equals to the amount					115,000
Remainder is delivered in four tranches in the amount					$ 110,000
Note carries an interest rate of (22% default rate)					10.00%
Principal outstanding h	117,250		117,250
Principal outstanding with a fair value h	191,659		146,563
Accrued and unpaid interest h	$ 10,936		$ 7,035